Northern Lights Fund Trust III

Marathon Value Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the Marathon Value Portfolio filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 18, 2015, (SEC Accession No. 0001580642-15-001301).